Taxation - Income taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Income tax rate (as a percent)				25.00%	25.00%	25.00%
Cayman Islands
Income taxes
Withholding tax				¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)				16.50%
Philippines
Income taxes
Income tax rate (as a percent)				30.00%
Valuation allowance				¥ 0	¥ 0
Income tax holiday (in years)				4 years
Income tax holiday extendable (in years)				3 years
China
Income taxes
Income tax rate (as a percent)	25.00%			25.00%	25.00%	25.00%
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%